                                AIM EQUITY FUNDS

                          AIM Aggressive Growth Fund -
                               Class A, B, C and R
                   Supplement A dated December 29, 2004 to the
                       Prospectus dated February 27, 2004
               as supplemented February 27, 2004, April 19, 2004,
            April 30, 2004, May 18, 2004, July 16, 2004, September 8,
                            2004 and October 12, 2004

                         AIM Capital Development Fund -
                               Class A, B, C and R
                   Supplement A dated December 29, 2004 to the
                       Prospectus dated November 30, 2004
                        as supplemented November 30, 2004

                      AIM Blue Chip Fund - Investor Class,
                               Class A, B, C and R
                     AIM Charter Fund - Class A, B, C and R
                  AIM Constellation Fund - Class A, B, C and R
                AIM Diversified Dividend Fund - Class A, B and C
                AIM Large Cap Basic Value Fund - Investor Class,
                               Class A, B, C and R
                   AIM Large Cap Growth Fund - Investor Class,
                               Class A, B, C and R
                    AIM Weingarten Fund - Class A, B, C and R
                   Supplement A dated December 29, 2004 to the
                      Prospectuses dated February 27, 2004
                as supplemented February 27, 2004, May 18, 2004,
                      July 16, 2004, September 8, 2004 and
                                October 12, 2004

                       AIM Dent Demographic Trends Fund -
                                Class A, B and C
                   Supplement A dated December 29, 2004 to the
                       Prospectus dated February 27, 2004
                as supplemented February 27, 2004, May 18, 2004,
                 July 1, 2004, July 16, 2004, September 8, 2004
                              and October 12, 2004

                   AIM Emerging Growth Fund - Class A, B and C
                   Supplement A dated December 29, 2004 to the
                       Prospectus dated February 27, 2004
                as supplemented February 27, 2004, May 18, 2004,
                 June 4, 2004, July 16, 2004, September 8, 2004
                              and October 12, 2004

                  AIM Mid Cap Growth Fund - Class A, B, C and R
                   Supplement A dated December 29, 2004 to the
                       Prospectus dated February 27, 2004
                as supplemented February 27, 2004, May 14, 2004,
                 May 18, 2004, July 16, 2004, September 8, 2004
                              and October 12, 2004

                AIM Aggressive Growth Fund - Institutional Class
                    AIM Blue Chip Fund - Institutional Class
               AIM Capital Development Fund - Institutional Class
                     AIM Charter Fund - Institutional Class
                  AIM Constellation Fund - Institutional Class
              AIM Large Cap Basic Value Fund - Institutional Class
                 AIM Large Cap Growth Fund - Institutional Class
                  AIM Mid Cap Growth Fund - Institutional Class
                    AIM Weingarten Fund - Institutional Class
                   Supplement A dated December 29, 2004 to the
                         Prospectus dated April 30, 2004
                  as supplemented April 30, 2004, May 14, 2004,
                 May 18, 2004, July 16, 2004, September 8, 2004,
                     October 12, 2004 and November 23, 2004

                       AIM COMBINATION STOCK & BOND FUNDS

                      AIM Core Stock Fund - Investor Class,
                               Class A, B, C and K
                     AIM Total Return Fund - Investor Class,
                               Class A, B, C and K
                   AIM Total Return Fund - Institutional Class
                   Supplement A dated December 29, 2004 to the
                       Prospectuses dated December 3, 2004
                        as supplemented December 3, 2004

                           AIM COUNSELOR SERIES TRUST

                      AIM Advantage Health Sciences Fund -
                                Class A, B and C
                    AIM Multi-Sector Fund - Class A, B and C
                   AIM Multi-Sector Fund - Institutional Class
                   Supplement A dated December 29, 2004 to the
                       Prospectuses dated December 3, 2004
                        as supplemented December 3, 2004

                             AIM FLOATING RATE FUND

                                  Class B and C
                   Supplement A dated December 29, 2004 to the
                         Prospectus dated April 30, 2004
                  as supplemented April 30, 2004, May 18, 2004,
                      July 16, 2004, September 8, 2004 and
                                October 12, 2004

                                 AIM FUNDS GROUP

                     AIM Balanced Fund - Class A, B, C and R
                  AIM Basic Balanced Fund - Class A, B, C and R
                    AIM Global Value Fund - Class A, B and C
                    AIM Select Equity Fund - Class A, B and C
                   Supplement A dated December 29, 2004 to the
                        Prospectuses dated April 30, 2004
                  as supplemented April 30, 2004, May 18, 2004,
                      July 16, 2004, September 8, 2004 and
                                October 12, 2004

               AIM European Small Company Fund - Class A, B and C
                    AIM International Emerging Growth Fund -
                                Class A, B and C
                   Supplement A dated December 29, 2004 to the
                         Prospectus dated April 30, 2004
           as supplemented April 30, 2004, May 18, 2004, July 16, 2004
                     September 8, 2004, October 12, 2004 and
                                December 22, 2004

               AIM Mid Cap Basic Value Fund - Class A, B, C and R
                   Supplement A dated December 29, 2004 to the
                         Prospectus dated April 30, 2004
                  as supplemented April 30, 2004, May 3, 2004,
                 May 18, 2004, July 16, 2004, September 8, 2004
                              and October 12, 2004

                  AIM Premier Equity Fund - Class A, B, C and R
                   Supplement A dated December 29, 2004 to the
                         Prospectus dated April 30, 2004
                  as supplemented April 30, 2004, May 14, 2004,
                 May 18, 2004, July 16, 2004, September 8, 2004
                              and October 12, 2004

                 AIM Small Cap Equity Fund - Class A, B, C and R
                   Supplement A dated December 29, 2004 to the
                         Prospectus dated April 30, 2004
                  as supplemented April 30, 2004, May 18, 2004,
                        July 16, 2004, September 1, 2004,
                     September 8, 2004, October 12, 2004 and
                                December 13, 2004

                     AIM Balanced Fund - Institutional Class
                  AIM Basic Balanced Fund - Institutional Class
               AIM Mid Cap Basic Value Fund - Institutional Class
                  AIM Premier Equity Fund - Institutional Class
                   Supplement A dated December 29, 2004 to the
                         Prospectus dated April 30, 2004
                  as supplemented April 30, 2004, May 3, 2004,
                   May 14, 2004, May 18, 2004, July 16, 2004,
                       September 8, 2004, October 12, 2004
                              and November 23, 2004

                                AIM GROWTH SERIES

              AIM Aggressive Allocation Fund - Class A, B, C and R
                   AIM Basic Value Fund - Class A, B, C and R
             AIM Conservative Allocation Fund - Class A, B, C and R
               AIM Moderate Allocation Fund - Class A, B, C and R
                   Supplement A dated December 29, 2004 to the
                        Prospectuses dated April 30, 2004
                  as supplemented April 30, 2004, May 18, 2004,
                       July 16, 2004 and September 8, 2004

                    AIM Global Equity Fund - Class A, B and C
                   Supplement A dated December 29, 2004 to the
                         Prospectus dated April 30, 2004
                          as revised September 17, 2004
                       as supplemented September 17, 2004,
               September 23, 2004 (A), September 23, 2004 (B) and
                                October 12, 2004

               AIM Mid Cap Core Equity Fund - Class A, B, C and R
                   Supplement A dated December 29, 2004 to the
                         Prospectus dated April 30, 2004
                  as supplemented April 30, 2004, May 18, 2004
               July 16, 2004, September 8, 2004, October 12, 2004
                              and December 20, 2004

                 AIM Small Cap Growth Fund - Class A, B, C and R
                   Supplement A dated December 29, 2004 to the
                         Prospectus dated April 30, 2004
                  as supplemented April 30, 2004, May 18, 2004
                      July 16, 2004, September 8, 2004 (A),
                  September 8, 2004 (B), October 12, 2004, and
                                December 20, 2004

              AIM Aggressive Allocation Fund - Institutional Class
                   AIM Basic Value Fund - Institutional Class
             AIM Conservative Allocation Fund - Institutional Class
                  AIM Global Equity Fund - Institutional Class
               AIM Mid Cap Core Equity Fund - Institutional Class
               AIM Moderate Allocation Fund - Institutional Class
                 AIM Small Cap Growth Fund - Institutional Class
                   Supplement A dated December 29, 2004 to the
                        Prospectuses dated April 30, 2004
                          as revised September 17, 2004
                       as supplemented September 17, 2004,
                 September 23, 2004 (A), September 23, 2004 (B),
                     October 12, 2004, November 23, 2004 and
                                December 20, 2004

                         AIM INTERNATIONAL MUTUAL FUNDS

                 AIM Asia Pacific Growth Fund - Class A, B and C
                   AIM European Growth Fund - Investor Class,
                               Class A, B, C and R
              AIM Global Aggressive Growth Fund - Class A, B and C
                    AIM Global Growth Fund - Class A, B and C
               AIM International Growth Fund - Class A, B, C and R
                   Supplement A dated December 29, 2004 to the
                      Prospectuses dated February 27, 2004
                as supplemented February 27, 2004, May 18, 2004,
              July 16, 2004, September 8, 2004 and October 12, 2004

               AIM International Growth Fund - Institutional Class
                   Supplement A dated December 29, 2004 to the
                       Prospectus dated February 27, 2004
                as supplemented February 27, 2004, May 18, 2004,
               July 16, 2004, September 8, 2004, October 12, 2004
                              and November 23, 2004

    AIM International Core Equity Fund - Class A, B, C, R and Investor Class
            AIM International Core Equity Fund - Institutional Class
                   Supplement A dated December 29, 2004 to the
                        Prospectuses dated April 30, 2004
                  as supplemented April 30, 2004, May 18, 2004,
                        July 16, 2004, September 8, 2004
                     September 30, 2004 and October 12, 2004

                              AIM INVESTMENT FUNDS

                 AIM Developing Markets Fund - Class A, B and C
                   Supplement A dated December 29, 2004 to the
                        Prospectuses dated March 1, 2004
                  as supplemented March 1, 2004, May 18, 2004,
              July 16, 2004, September 8, 2004 and October 12, 2004

                 AIM Global Health Care Fund - Class A, B and C
                   Supplement A dated December 29, 2004 to the
                         Prospectus dated March 1, 2004
                  as supplemented March 1, 2004, May 18, 2004,
                 July 14, 2004, July 16, 2004, September 8, 2004
                              and October 12, 2004

                        AIM Libra Fund - Class A, B and C
                   Supplement A dated December 29, 2004 to the
                         Prospectus dated March 1, 2004
                   as supplemented March 1, 2004, May 18, 2004
               July 16, 2004, September 8, 2004, October 12, 2004
                              and December 17, 2004

                 AIM Trimark Endeavor Fund - Class A, B, C and R
                       AIM Trimark Small Companies Fund -
                               Class A, B, C and R
                   Supplement A dated December 29, 2004 to the
                        Prospectuses dated March 1, 2004
                            as revised April 30, 2004
                  as supplemented April 30, 2004, May 18, 2004,
                      July 16, 2004, September 8, 2004 and
                                October 12, 2004

                     AIM Trimark Fund - Class A, B, C and R
                   Supplement A dated December 29, 2004 to the
                         Prospectus dated March 1, 2004
                           as revised December 1, 2004
                    as supplemented December 1, 2004 (A) and
                              December 1, 2004 (B)

                 AIM Trimark Endeavor Fund - Institutional Class
                     AIM Trimark Fund - Institutional Class
             AIM Trimark Small Companies Fund - Institutional Class
                   Supplement A dated December 29, 2004 to the
                         Prospectus dated March 1, 2004
                           as revised December 1, 2004
                        as supplemented December 1, 2004

                         AIM INVESTMENT SECURITIES FUNDS

             AIM High Yield Fund - Investor Class, Class A, B and C
              AIM Income Fund - Investor Class, Class A, B, C and R
               AIM Intermediate Government Fund - Investor Class,
                               Class A, B, C and R
               AIM Limited Maturity Treasury Fund - Class A and A3
                AIM Money Market Fund - AIM Cash Reserve Shares,
                     Class B, C, R and Investor Class Shares
                    AIM Municipal Bond Fund - Investor Class,
                                Class A, B and C
                   AIM Short Term Bond Fund - Class A, C and R
                AIM Total Return Bond Fund - Class A, B, C and R
                   Supplement A dated December 29, 2004 to the
                      Prospectuses dated November 23, 2004
                        as supplemented November 23, 2004

                     AIM Real Estate Fund - Investor Class,
                               Class A, B, C and R
                   Supplement A dated December 29, 2004 to the
                       Prospectus dated November 23, 2004
                      as supplemented November 23, 2004 and
                                December 20, 2004

                    AIM High Yield Fund - Institutional Class
            AIM Limited Maturity Treasury Fund - Institutional Class
                   AIM Money Market Fund - Institutional Class
                   AIM Real Estate Fund - Institutional Class
                 AIM Short Term Bond Fund - Institutional Class
                AIM Total Return Bond Fund - Institutional Class
                   Supplement A dated December 29, 2004 to the
                       Prospectus dated November 23, 2004
                     as supplemented November 23, 2004 (A),
                   November 23, 2004 (B) and December 20, 2004

                                AIM SECTOR FUNDS

              AIM Energy Fund - Investor Class, Class A, B, C and K
                  AIM Financial Services Fund - Investor Class,
                               Class A, B, C and K
                AIM Gold & Precious Metals Fund - Investor Class,
                                Class A, B and C
                   AIM Health Sciences Fund - Investor Class,
                               Class A, B, C and K
             AIM Leisure Fund - Investor Class, Class A, B, C and K
                      AIM Technology Fund - Investor Class,
                               Class A, B, C and K
              AIM Utilities Fund - Investor Class, Class A, B and C
                    AIM Technology Fund - Institutional Class
                   Supplement A dated December 29, 2004 to the
                        Prospectuses dated July 30, 2004
                as supplemented July 30, 2004, September 8, 2004,
                     September 30, 2004 and October 12, 2004

                         AIM SPECIAL OPPORTUNITIES FUNDS

                   AIM Opportunities I Fund - Class A, B and C
                  AIM Opportunities II Fund - Class A, B and C
                  AIM Opportunities III Fund - Class A, B and C
                   Supplement A dated December 29, 2004 to the
                      Prospectuses dated February 27, 2004
                          as revised November 30, 2004
                        as supplemented November 30, 2004

                                 AIM STOCK FUNDS

                       AIM Dynamics Fund - Investor Class,
                               Class A, B, C and K
                 AIM Small Company Growth Fund - Investor Class,
                               Class A, B, C and K
                     AIM S&P 500 Index Fund - Investor Class
                    AIM Mid Cap Stock Fund - Investor Class,
                               Class A, B, C and K
                     AIM Dynamics Fund - Institutional Class
                  AIM S&P 500 Index Fund - Institutional Class
                  AIM Mid Cap Stock Fund - Institutional Class
                   Supplement A dated December 29, 2004 to the
                      Prospectuses dated November 19, 2004
                        as supplemented November 19, 2004

                                 AIM SUMMIT FUND

                   Supplement A dated December 29, 2004 to the
                        Prospectuses dated March 2, 2004
                  as supplemented March 2, 2004, May 18, 2004,
                July 16, 2004, August 10, 2004, September 8, 2004
                              and October 12, 2004

                              AIM TAX-EXEMPT FUNDS

                AIM High Income Municipal Fund - Class A, B and C
               AIM Tax-Exempt Cash Fund - Investor Class, Class A
                 AIM Tax-Free Intermediate Fund - Class A and A3
                   Supplement A dated December 29, 2004 to the
                        Prospectuses dated July 30, 2004
                as supplemented July 30, 2004, September 8, 2004
                              and October 12, 2004

              AIM Tax Free Intermediate Fund - Institutional Class
                   Supplement A dated December 29, 2004 to the
                         Prospectus dated July 30, 2004
                as supplemented July 30, 2004, September 8, 2004,
                     October 12, 2004 and November 23, 2004

                          AIM TREASURER'S SERIES TRUST

            Premier U.S. Government Money Portfolio - Investor Class
                   Supplement A dated December 29, 2004 to the
                       Prospectuses dated December 2, 2004
                        as supplemented December 2, 2004

The information below is in addition to the information contained in the supplement dated October 12, 2004, November 19, 2004, November 23, 2004, November 30, 2004, December 1, 2004, December 2, 2004 and December 3, 2004, as applicable.

      The AIM Funds' Boards of Trustees have approved a proposal by A I M Advisors, Inc. ("AIM") to waive the advisory fees payable to AIM by certain AIM equity and balanced funds listed below. These fee waivers are effective January 1, 2005 through December 31, 2009 and reduce the advisory fees payable by these funds to the annual rates set forth below (based on average daily net assets).

      These advisory fee waivers were proposed by AIM to comply with the terms of the recent settlement with the New York Attorney General ("NYAG") to resolve a civil enforcement action and investigation related to market timing activity and related issues in the AIM Funds. The advisory fee waivers discussed below implement AIM's agreement with the NYAG to reduce its advisory fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain advisory fees during this period.

                                               ADVISORY FEE RATES BEFORE JANUARY 1,               ADVISORY FEE RATES AFTER
                 FUND                                     2005 REDUCTION                          JANUARY 1, 2005 REDUCTION
-----------------------------------------------------------------------------------------------------------------------------
AIM Basic Balanced Fund                                       0.65% of the first $1B                 0.62% of the first $250M
                                                               0.60% of the next $4B                 0.605% of the next $250M
                                                        0.55% of the excess over $5B                  0.59% of the next $500M
                                                                                                     0.575% of the next $1.5B
                                                                                                      0.56% of the next $2.5B
                                                                                                     0.545% of the next $2.5B
                                                                                                      0.53% of the next $2.5B
                                                                                               0.515% of the excess over $10B
-----------------------------------------------------------------------------------------------------------------------------
AIM Basic Value Fund                                       0.725% of the first $500M                0.695% of the first $250M
                                                             0.70% of the next $500M                  0.67% of the next $250M
                                                            0.675% of the next $500M                 0.645% of the next $500M
                                                             0.65% of the next $3.5B                  0.62% of the next $1.5B
                                                             0.625% of the next $5B*                 0.595% of the next $2.5B
                                                      0.60% of the excess over $10B*                  0.57% of the next $2.5B
                                                                                                     0.545% of the next $2.5B
                                                                                                0.52% of the excess over $10B
-----------------------------------------------------------------------------------------------------------------------------
AIM Blue Chip Fund                                          0.75% of the first $350M                0.695% of the first $250M
                                                           0.625% of the next $4.65B                  0.67% of the next $250M
                                                              0.60% of the next $5B*                 0.645% of the next $500M
                                                     0.575% of the excess over $10B*                  0.62% of the next $1.5B
                                                                                                     0.595% of the next $2.5B
                                                                                                      0.57% of the next $2.5B
                                                                                                     0.545% of the next $2.5B
                                                                                                0.52% of the excess over $10B
-----------------------------------------------------------------------------------------------------------------------------
AIM Charter Fund                                             1.00% of the first $30M                 0.75% of the first $150M
                                                             0.75% of the next $120M                0.615% of the next $4.85B
                                                           0.625% of the next $4.85B                  0.57% of the next $2.5B
                                                              0.60% of the next $5B*                 0.545% of the next $2.5B
                                                     0.575% of the excess over $10B*            0.52% of the excess over $10B
-----------------------------------------------------------------------------------------------------------------------------
AIM Constellation Fund                                       1.00% of the first $30M                 0.75% of the first $150M
                                                             0.75% of the next $120M                0.615% of the next $4.85B
                                                           0.625% of the next $4.85B                  0.57% of the next $2.5B
                                                              0.60% of the next $5B*                 0.545% of the next $2.5B
                                                     0.575% of the excess over $10B*            0.52% of the excess over $10B
-----------------------------------------------------------------------------------------------------------------------------

                                               ADVISORY FEE RATES BEFORE JANUARY 1,               ADVISORY FEE RATES AFTER
                 FUND                                     2005 REDUCTION                          JANUARY 1, 2005 REDUCTION
-----------------------------------------------------------------------------------------------------------------------------
AIM Dent Demographic Trends Fund                              0.77% of the first $2B                0.695% of the first $250M
                                                               0.72% of the next $3B                  0.67% of the next $250M
                                                             0.695% of the next $5B*                 0.645% of the next $500M
                                                      0.67% of the excess over $10B*                  0.62% of the next $1.5B
                                                                                                     0.595% of the next $2.5B
                                                                                                      0.57% of the next $2.5B
                                                                                                     0.545% of the next $2.5B
                                                                                                0.52% of the excess over $10B
-----------------------------------------------------------------------------------------------------------------------------
AIM Emerging Growth Fund                                      0.85% of the first $1B                0.745% of the first $250M
                                                               0.80% of the next $4B                  0.73% of the next $250M
                                                             0.775% of the next $5B*                 0.715% of the next $500M
                                                      0.75% of the excess over $10B*                  0.70% of the next $1.5B
                                                                                                     0.685% of the next $2.5B
                                                                                                      0.67% of the next $2.5B
                                                                                                     0.655% of the next $2.5B
                                                                                                0.64% of the excess over $10B
-----------------------------------------------------------------------------------------------------------------------------
AIM European Growth Fund                                    0.95% of the first $500M                0.935% of the first $250M
                                                             0.90% of the next $4.5B                  0.91% of the next $250M
                                                             0.875% of the next $5B*                 0.885% of the next $500M
                                                      0.85% of the excess over $10B*                  0.86% of the next $1.5B
                                                                                                     0.835% of the next $2.5B
                                                                                                      0.81% of the next $2.5B
                                                                                                     0.785% of the next $2.5B
                                                                                                0.76% of the excess over $10B
-----------------------------------------------------------------------------------------------------------------------------
AIM Global Aggressive Growth Fund                             0.90% of the first $1B                 0.80% of the first $250M
                                                               0.85% of the next $4B                  0.78% of the next $250M
                                                             0.825% of the next $5B*                  0.76% of the next $500M
                                                      0.80% of the excess over $10B*                  0.74% of the next $1.5B
                                                                                                      0.72% of the next $2.5B
                                                                                                      0.70% of the next $2.5B
                                                                                                      0.68% of the next $2.5B
                                                                                                0.66% of the excess over $10B
-----------------------------------------------------------------------------------------------------------------------------
AIM Global Equity Fund                                     0.975% of the first $500M                 0.80% of the first $250M
                                                             0.95% of the next $500M                  0.78% of the next $250M
                                                            0.925% of the next $500M                  0.76% of the next $500M
                                                             0.90% of the next $3.5B                  0.74% of the next $1.5B
                                                             0.875% of the next $5B*                  0.72% of the next $2.5B
                                                      0.85% of the excess over $10B*                  0.70% of the next $2.5B
                                                                                                      0.68% of the next $2.5B
                                                                                                0.66% of the excess over $10B
-----------------------------------------------------------------------------------------------------------------------------
AIM Global Growth Fund                                        0.85% of the first $1B                 0.80% of the first $250M
                                                               0.80% of the next $4B                  0.78% of the next $250M
                                                             0.775% of the next $5B*                  0.76% of the next $500M
                                                      0.75% of the excess over $10B*                 0.74% of the next $1.5 B
                                                                                                      0.72% of the next $2.5B
                                                                                                      0.70% of the next $2.5B
                                                                                                      0.68% of the next $2.5B
                                                                                                0.66% of the excess over $10B
-----------------------------------------------------------------------------------------------------------------------------

                                               ADVISORY FEE RATES BEFORE JANUARY 1,               ADVISORY FEE RATES AFTER
                 FUND                                     2005 REDUCTION                          JANUARY 1, 2005 REDUCTION
-----------------------------------------------------------------------------------------------------------------------------
AIM Global Health Care Fund                                0.975% of the first $500M                 0.75% of the first $250M
                                                             0.95% of the next $500M                  0.74% of the next $250M
                                                            0.925% of the next $500M                  0.73% of the next $500M
                                                             0.90% of the next $3.5B                  0.72% of the next $1.5B
                                                             0.875% of the next $5B*                  0.71% of the next $2.5B
                                                      0.85% of the excess over $10B*                  0.70% of the next $2.5B
                                                                                                      0.69% of the next $2.5B
                                                                                                0.68% of the excess over $10B
-----------------------------------------------------------------------------------------------------------------------------
AIM International Emerging Growth Fund             0.95% of average daily net assets                0.935% of the first $250M
                                                                                                      0.91% of the next $250M
                                                                                                     0.885% of the next $500M
                                                                                                      0.86% of the next $1.5B
                                                                                                     0.835% of the next $2.5B
                                                                                                      0.81% of the next $2.5B
                                                                                                     0.785% of the next $2.5B
                                                                                                0.76% of the excess over $10B
-----------------------------------------------------------------------------------------------------------------------------
AIM International Growth Fund                               0.95% of the first $500M                0.935% of the first $250M
                                                            0.90% of the next $500M*                  0.91% of the next $250M
                                                       0.85% of the excess over $1B*                 0.885% of the next $500M
                                                                                                      0.86% of the next $1.5B
                                                                                                     0.835% of the next $2.5B
                                                                                                      0.81% of the next $2.5B
                                                                                                     0.785% of the next $2.5B
                                                                                                0.76% of the excess over $10B
-----------------------------------------------------------------------------------------------------------------------------
AIM Large Cap Growth Fund                                     0.75% of the first $1B                0.695% of the first $250M
                                                               0.70% of the next $1B                  0.67% of the next $250M
                                                              0.625% of the next $3B                 0.645% of the next $500M
                                                              0.60% of the next $5B*                  0.62% of the next $1.5B
                                                     0.575% of the excess over $10B*                 0.595% of the next $2.5B
                                                                                                      0.57% of the next $2.5B
                                                                                                     0.545% of the next $2.5B
                                                                                                0.52% of the excess over $10B
-----------------------------------------------------------------------------------------------------------------------------
AIM Mid Cap Basic Value Fund                                  0.80% of the first $1B                0.745% of the first $250M
                                                               0.75% of the next $4B                  0.73% of the next $250M
                                                        0.70% of the excess over $5B                 0.715% of the next $500M
                                                                                                      0.70% of the next $1.5B
                                                                                                     0.685% of the next $2.5B
                                                                                                      0.67% of the next $2.5B
                                                                                                     0.655% of the next $2.5B
                                                                                                0.64% of the excess over $10B
-----------------------------------------------------------------------------------------------------------------------------
AIM Mid Cap Growth Fund                                       0.80% of the first $1B                0.745% of the first $250M
                                                               0.75% of the next $4B                  0.73% of the next $250M
                                                             0.725% of the next $5B*                 0.715% of the next $500M
                                                      0.70% of the excess over $10B*                  0.70% of the next $1.5B
                                                                                                     0.685% of the next $2.5B
                                                                                                      0.67% of the next $2.5B
                                                                                                     0.655% of the next $2.5B
                                                                                                0.64% of the excess over $10B
-----------------------------------------------------------------------------------------------------------------------------

                                               ADVISORY FEE RATES BEFORE JANUARY 1,               ADVISORY FEE RATES AFTER
                 FUND                                     2005 REDUCTION                          JANUARY 1, 2005 REDUCTION
-----------------------------------------------------------------------------------------------------------------------------
AIM Multi-Sector Fund                              0.75% of average daily net assets                0.695% of the first $250M
                                                                                                      0.67% of the next $250M
                                                                                                     0.645% of the next $500M
                                                                                                      0.62% of the next $1.5B
                                                                                                     0.595% of the next $2.5B
                                                                                                      0.57% of the next $2.5B
                                                                                                     0.545% of the next $2.5B
                                                                                                0.52% of the excess over $10B
-----------------------------------------------------------------------------------------------------------------------------
AIM Premier Equity Fund                                     0.80% of the first $150M                 0.75% of the first $150M
                                                           0.625% of the next $4.85B                0.615% of the next $4.85B
                                                              0.60% of the next $5B*                  0.57% of the next $2.5B
                                                     0.575% of the excess over $10B*                 0.545% of the next $2.5B
                                                                                                0.52% of the excess over $10B
-----------------------------------------------------------------------------------------------------------------------------
AIM Real Estate Fund                                          0.90% of the first $5B                 0.75% of the first $250M
                                                             0.875% of the next $5B*                  0.74% of the next $250M
                                                      0.85% of the excess over $10B*                  0.73% of the next $500M
                                                                                                      0.72% of the next $1.5B
                                                                                                      0.71% of the next $2.5B
                                                                                                      0.70% of the next $2.5B
                                                                                                      0.69% of the next $2.5B
                                                                                                0.68% of the excess over $10B
-----------------------------------------------------------------------------------------------------------------------------
AIM Small Cap Equity Fund                          0.85% of average daily net assets                0.745% of the first $250M
                                                                                                      0.73% of the next $250M
                                                                                                     0.715% of the next $500M
                                                                                                     0.70% of the next $1.5 B
                                                                                                     0.685% of the next $2.5B
                                                                                                      0.67% of the next $2.5B
                                                                                                     0.655% of the next $2.5B
                                                                                                0.64% of the excess over $10B
-----------------------------------------------------------------------------------------------------------------------------
AIM Weingarten Fund                                          1.00% of the first $30M                0.695% of the first $250M
                                                             0.75% of the next $320M                  0.67% of the next $250M
                                                           0.625% of the next $4.65B                 0.645% of the next $500M
                                                              0.60% of the next $5B*                  0.62% of the next $1.5B
                                                     0.575% of the excess over $10B*                 0.595% of the next $2.5B
                                                                                                      0.57% of the next $2.5B
                                                                                                     0.545% of the next $2.5B
                                                                                                0.52% of the excess over $10B
-----------------------------------------------------------------------------------------------------------------------------

      * After fee waiver put in place before January 1, 2005.

              AIM BASIC BALANCED FUND - CLASS A, B, C AND R SHARES

                      Supplement B dated December 29, 2004
                     to the Prospectus dated April 30, 2004
          as supplemented April 30, 2004, May 18, 2004, July 16, 2004,
                     September 8, 2004 and October 12, 2004

The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" in the prospectus:

      "FEE TABLE

      This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

      SHAREHOLDER FEES

(fees paid directly from
your investment)              CLASS A         CLASS B     CLASS C     CLASS R
----------------              -------         -------     -------     -------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                4.75%           None        None        None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)             None(1),(2)     5.00%       1.00%      None(3)

      ANNUAL FUND OPERATING EXPENSES(4)

(expenses that are deducted
from fund assets)                         CLASS A    CLASS B    CLASS C   CLASS R
---------------------------               -------    -------    -------   -------
Management Fees                            0.65%      0.65%      0.65%     0.65%
Distribution and/or Service (12b-1) Fees   0.35       1.00       1.00      0.50
Other Expenses(5)                          0.57       0.57       0.57      0.57
Total Annual Fund Operating Expenses(6)    1.57       2.22       2.22      1.72
Fee Waiver(7)                              0.03       0.03       0.03      0.03
Net Annual Fund Operating Expenses         1.54       2.19       2.19      1.69

(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.

(2) If you are a retirement plan participant and you buy $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

(3) If you are a retirement plan participant, you may pay a 0.75% CDSC if the distributor paid a concession to the dealer of record and a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

(4) There is no guarantee that actual expenses will be the same as those shown in the table.

(5) Other Expenses for Class R shares are based on estimated average net assets for the current fiscal year.

(6) The fund's advisor has voluntarily agreed to waive advisory fees or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) for the fund's Class A shares to 1.50% (e.g., if the advisor waives 0.04% of Class A share expenses, the advisor will also waive 0.04% of Class B, Class C and Class R share expenses. Total Annual Fund Operating Expenses restated for this agreement for the fiscal year ended December 31, 2003 for Class A, Class B and Class C shares are 1.50%, 2.15% and 2.15%, respectively, and restated for Class R shares are 1.65%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limits: (i) interest; (ii) taxes; (iii) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), as defined in the Financial Accounting Standard's Board's Generally Accepted Accounting Principles or as approved by the fund's Board of Trustees; (iv) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and
      (v) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. These expense limitation agreements may be modified or discontinued without further notice to investors.

(7) Effective January 1, 2005 through December 31, 2009, the advisor has contractually agreed to waive a portion of its advisory fees. The Fee Waiver reflects this agreement. (See "Fund Management - Advisor Compensation" following.)

If a financial institution is managing your account you may also be charged a transaction or other fee by such financial institution.

      As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

      The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of any contractual fee waivers and/or expense reimbursements. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

           1 YEAR   3 YEARS   5 YEARS   10 YEARS
           ------   -------   -------   --------
Class A    $  624    $  938    $1,275    $2,240
Class B       722       985     1,375     2,377
Class C       322       685     1,175     2,541
Class R       172       533       918     2,016

You would pay the following expenses if you did not redeem your shares:

           1 YEAR   3 YEARS   5 YEARS   10 YEARS
           ------   -------   -------   --------
Class A    $  624    $  938    $1,275    $2,240
Class B       222       685     1,175     2,377
Class C       222       685     1,175     2,541
Class R       172       533       918     2,016"

The following information replaces in its entirety the information appearing under the heading FUND MANAGEMENT - ADVISOR COMPENSATION" in the prospectus:

      "During the fiscal year ended December 31, 2003, the advisor received compensation of 0.58% of average daily net assets. The annual management fee payable to the advisor pursuant to the investment advisory agreement ranges from 0.65% to 0.55% of average daily net assets, based on net asset levels. The advisor has contractually agreed to advisory fee waivers for the period January 1, 2005 to December 31, 2009 as part of its settlement with the Attorney General of New York ("NYAG"). Following are the advisory fee rates before and after January 1, 2005.

     ADVISORY FEE RATES BEFORE                ADVISORY FEE RATES AFTER
       JANUARY 1, 2005 WAIVER                   JANUARY 1, 2005 WAIVER
      0.65% of the first $1 billion          0.62% of the first $250 million
       0.60% of the next $4 billion          0.605% of the next $250 million
0.55% of the excess over $5 billion           0.59% of the next $500 million
                                             0.575% of the next $1.5 billion
                                              0.56% of the next $2.5 billion
                                             0.545% of the next $2.5 billion
                                              0.53% of the next $2.5 billion
                                       0.515% of the excess over $10 billion"

        AIM INTERNATIONAL EMERGING GROWTH FUND - CLASS A, B AND C SHARES

                      Supplement B dated December 29, 2004
                     to the Prospectus dated April 30, 2004
           as supplemented April 30, 2004, May 18, 2004, July 16, 2004
            September 8, 2004, October 12, 2004 and December 22, 2004

The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" in the prospectus:

      "FEE TABLE

      This table describes the fees and expenses that you may pay if you buy and hold share of the fund.

      SHAREHOLDER FEES

(fees paid directly from
your investment)                                  CLASS A        CLASS B   CLASS C
-----------------------------                     -------        -------   -------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                                     5.50%          None     None
Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase price or redemption proceeds,
whichever is less)                                  None(1),(2)    5.00%    1.00%
Redemption/Exchange Fee
(as a percentage of amount
redeemed/exchanged)                                 2.00%(3)       None     None

      ANNUAL FUND OPERATING EXPENSES?(4)

(expenses that are deducted
from fund assets)                           CLASS A    CLASS B   CLASS C
----------------------------                -------    -------   -------
Management Fees                              0.95%       0.95%    0.95%
Distribution and/or Service (12b-1) Fees     0.35        1.00     1.00
Other Expenses                               1.05        1.05     1.05
Total Annual Fund Operating Expenses         2.35        3.00     3.00
Fee Waivers(5),(6)                           0.35        0.35     0.35
Net Total Annual Fund Operating Expenses     2.00        2.65     2.65

(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.

(2) If you are a retirement plan participant and you buy $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

(3) You may be charged a 2.00% fee on redemptions or exchanges of Class A shares held 30 days or less. See "Shareholder Information - Redeeming Shares - Redemption/Exchange Fees" for more information.

(4) There is no guarantee that actual expenses will be the same as those shown in the table.

(5) The fund's advisor has contractually agreed to waive advisory fees or reimburse expenses necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 2.00%, 2.65% and 2.65% on Class A, Class B and Class C shares, respectively. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limits: (i) interest; (ii) taxes; (iii) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), as defined in the Financial Accounting Standard's Board's Generally Accepted Accounting Principles or as approved by the fund's Board of Trustees; (iv) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (v) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. This expense limitation agreement is in effect through December 31, 2004.

(6) Effective January 1, 2005 through December 31, 2009, the advisor has contractually agreed to waive a portion of its advisory fees. The Fee Waiver reflects this agreement. (See "Fund Management - Advisor Compensation" following.)

If a financial institution is managing your account you may also be charged a transaction or other fee by such financial institution.

      As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

      The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of any contractual fee waivers and/or expense reimbursements. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

           1 YEAR   3 YEARS   5 YEARS   10 YEARS
           ------   -------   -------   --------
Class A    $  742    $1,143    $1,568    $2,944
Class B       768     1,123     1,605     3,022
Class C       368       823     1,405     3,176

      You would pay the following expenses if you did not redeem your shares:

           1 YEAR   3 YEARS   5 YEARS   10 YEARS
           ------   -------   -------   --------
Class A    $  742    $1,143    $1,568    $2,944
Class B       268       823     1,405     3,022
Class C       268       823     1,405     3,176"

The following information replaces in its entirety the information appearing under the heading FUND MANAGEMENT - ADVISOR COMPENSATION" in the prospectus:

      "During the fiscal year ended December 31, 2003, the advisor received compensation of 0.60% of average daily net assets. The annual management fee payable to the advisor pursuant to the investment advisory agreement is 0.95% of average daily net assets, based on net asset levels. The advisor has contractually agreed to advisory fee waivers for the period January 1, 2005 to December 31, 2009 as part of its settlement with the Attorney General of New York ("NYAG"). Following are the advisory fee rates before and after January 1, 2005.

   ADVISORY FEE RATES BEFORE                   ADVISORY FEE RATES AFTER
    JANUARY 1, 2005 WAIVER                      JANUARY 1, 2005 WAIVER
0.95% of average daily net assets           0.935% of the first $250 million
                                              0.91% of the next $250 million
                                             0.885% of the next $500 million
                                              0.86% of the next $1.5 billion
                                             0.835% of the next $2.5 billion
                                              0.81% of the next $2.5 billion
                                             0.785% of the next $2.5 billion
                                        0.76% of the excess over $10 billion"

            AIM MID CAP BASIC VALUE FUND - CLASS A, B, C AND R SHARES

                      Supplement B dated December 29, 2004
                     to the Prospectus dated April 30, 2004
    as supplemented April 30, 2004, May 3, 2004, May 18, 2004, July 16, 2004,
                     September 8, 2004 and October 12, 2004

The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" in the prospectus:

      "FEE TABLE

      This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

      SHAREHOLDER FEES

(fees paid directly from
your investment)              CLASS A           CLASS B     CLASS C   CLASS R
-------------------------     -------           -------     -------   -------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                  5.50%            None       None       None
Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever
is less)                         None(1),(2)      5.00%      1.00%      None(3)

      ANNUAL FUND OPERATING EXPENSES(4)

(expenses that are deducted
from fund assets)                     CLASS A   CLASS B   CLASS C   CLASS R
----------------------------          -------   -------   -------   -------
Management Fees                        0.80%     0.80%     0.80%     0.80%
Distribution and/or
Service (12b-1) Fees                   0.35      1.00      1.00      0.50
Other Expenses(5)                      0.77      0.77      0.77      0.77
Total Annual Fund
Operating Expenses(6)                  1.92      2.57      2.57      2.07
Fee Waiver(7)                          0.05      0.05      0.05      0.05
Net Annual Fund Operating Expenses     1.87      2.52      2.52      2.02

(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.

(2) If you are a retirement plan participant and you buy $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

(3) If you are a retirement plan participant, you may pay a 0.75% CDSC if the distributor paid a concession to the dealer of record and a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

(4) There is no guarantee that actual expenses will be the same as those shown in the table.

(5) Other Expenses for Class R shares are based on estimated average net assets for the current fiscal year.

(6) The fund's advisor has voluntarily agreed to waive advisory fees or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) for the fund's Class A shares to 1.80% (e.g., if the advisor waives 0.07% of Class A share expenses, the advisor will also waive 0.07% of Class B, Class C and Class R share expenses). In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limits: (i) interest; (ii) taxes; (iii) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), as defined in the Financial Accounting Standard's Board's Generally Accepted Accounting Principles or as approved by the fund's Board of Trustees; (iv) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and
      (v) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. These expense limitation agreements may be modified or discounted without further notice to investors.

(7) Effective January 1, 2005 through December 31, 2009, the advisor has contractually agreed to waive a portion of its advisory fees. The Fee Waiver reflects this agreement. (See "Fund Management - Advisor Compensation" following.)

If a financial institution if managing your account you may also be charged a transaction or other fee by such financial institution.

      As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

      The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of any contractual fee waivers and/or expense reimbursements. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

             1 YEAR    3 YEARS    5 YEARS    10 YEARS
             ------    -------    -------    --------
Class A      $  729     $1,105     $1,505     $2,648
Class B         755      1,085      1,540      2,725
Class C         355        785      1,340      2,884
Class R         205        634      1,088      2,378

      You would pay the following expenses if you did not redeem your shares:

             1 YEAR    3 YEARS    5 YEARS    10 YEARS
             ------    -------    -------    --------
Class A      $  729     $1,105     $1,505     $2,648
Class B         255        785      1,340      2,725
Class C         255        785      1,340      2,884
Class R         205        634      1,088      2,378"

The following information replaces in its entirety the information appearing under the heading FUND MANAGEMENT - ADVISOR COMPENSATION" in the prospectus:

      "During the fiscal year ended December 31, 2003, the advisor received compensation of 0.68% of average daily net assets. The annual management fee payable to the advisor pursuant to the investment advisory agreement ranges from 0.80% to 0.70% of average daily net assets, based on net asset levels. The advisor has contractually agreed to advisory fee waivers for the period January 1, 2005 to December 31, 2009 as part of its settlement with the Attorney General of New York ("NYAG"). Following are the advisory fee rates before and after January 1, 2005.

    ADVISORY FEE RATES BEFORE                ADVISORY FEE RATES AFTER
     JANUARY 1, 2005 WAIVER                   JANUARY 1, 2005 WAIVER
      0.80% of the first $1 billion        0.745% of the first $250 million
       0.75% of the next $4 billion          0.73% of the next $250 million
0.70% of the excess over $5 billion         0.715% of the next $500 million
                                             0.70% of the next $1.5 billion
                                            0.685% of the next $2.5 billion
                                             0.67% of the next $2.5 billion
                                            0.655% of the next $2.5 billion
                                       0.64% of the excess over $10 billion"

              AIM PREMIER EQUITY FUND - CLASS A, B, C AND R SHARES

                      Supplement B dated December 29, 2004
                     to the Prospectus dated April 30, 2004
   as supplemented April 30, 2004, May 14, 2004, May 18, 2004, July 16, 2004,
                     September 8, 2004 and October 12, 2004

The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" in the prospectus:

      "FEE TABLE

      This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

      SHAREHOLDER FEES

(fees paid directly from
your investment)               CLASS A         CLASS B    CLASS C   CLASS R
-------------------------      -------         -------    -------   -------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                  5.50%          None        None      None
Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                None(1),(2)   5.00%       1.00%     None(3)

      ANNUAL FUND OPERATING EXPENSES(4)

(expenses that are deducted
from fund assets)              CLASS A      CLASS B      CLASS C    CLASS R
---------------------------    -------      -------      -------    -------
Management Fees                 0.63%        0.63%        0.63%      0.63%
 Distribution and/or
 Service (12b-1) Fees           0.25         1.00         1.00       0.50
 Other Expenses                 0.39         0.39         0.39       0.39
 Total Annual Fund
 Operating Expenses             1.27         2.02         2.02       1.52
 Fee Waiver(5)                  0.04         0.04         0.04       0.04
 Net Annual Fund
 Operating Expenses             1.23         1.98         1.98       1.48

(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.

(2) If you are a retirement plan participant and you buy $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

(3) If you are a retirement plan participant, you may pay a 0.75% CDSC if the distributor paid a concession to the dealer of record and a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

(4) There is no guarantee that actual expenses will be the same as those shown in the table.

(5) Effective January 1, 2005 through December 31, 2009, the advisor has contractually agreed to waive a portion of its advisory fees. The Fee Waiver reflects this agreement. (See "Fund Management - Advisor Compensation" following.)

If a financial institution is managing your account you may also be charged a transaction or other fee by such financial institution.

      As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

      The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of any contractual fee waivers and/or expense reimbursements. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

             1 YEAR    3 YEARS    5 YEARS    10 YEARS
             ------    -------    -------    --------
Class A      $  668     $  919     $1,188     $1,981
Class B         701        921      1,268      2,137
Class C         301        621      1,068      2,330
Class R         151        468        808      1,793

      You would pay the following expenses if you did not redeem your shares:

             1 YEAR    3 YEARS    5 YEARS    10 YEARS
             ------    -------    -------    --------
Class A      $  668     $  919     $1,188     $1,981
Class B         201        621      1,068      2,137
Class C         201        621      1,068      2,330
Class R         151        468        808      1,793"

The following information replaces in its entirety the information appearing under the heading FUND MANAGEMENT - ADVISOR COMPENSATION" in the prospectus:

      "During the fiscal year ended December 31, 2003, the advisor received compensation of 0.62% of average daily net assets. The annual management fee payable to the advisor pursuant to the investment advisory agreement ranges from 0.80% to 0.625% of average daily net assets, based on net asset levels. The advisor has contractually agreed to advisory fee waivers for the period January 1, 2005 to December 31, 2009 as part of its settlement with the Attorney General of New York ("NYAG"). Following are the advisory fee rates before and after January 1, 2005.

      ADVISORY FEE RATES BEFORE                  ADVISORY FEE RATES AFTER
        JANUARY 1, 2005 WAIVER                     JANUARY 1, 2005 WAIVER
       0.80% of the first $150 million         0.75% of the first $150 million
      0.625% of the next $4.85 billion        0.615% of the next $4.85 billion
         0.60% of the next $5 billion*          0.57% of the next $2.5 billion
0.575% of the excess over $10 billion*         0.545% of the next $2.5 billion
                                          0.52% of the excess over $10 billion

* After fee waiver. This rate includes AIM's voluntary agreement to waive an amount equal to 0.025% for each $5 billion increment in net assets over $5 billion, up to a maximum of 0.175% on net assets over $35 billion."

             AIM SMALL CAP EQUITY FUND - CLASS A, B, C AND R SHARES

                      Supplement B dated December 29, 2004
                     to the Prospectus dated April 30, 2004
          as supplemented April 30, 2004, May 18, 2004, July 16, 2004,
  September 1, 2004, September 8, 2004, October 12, 2004 and December 13, 2004

The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" in the prospectus:

      "FEE TABLE

      This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

      SHAREHOLDER FEES

(fees paid directly from
your investment)                 CLASS A           CLASS B   CLASS C   CLASS R
--------------------------       -------           -------   -------   -------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                     5.50%            None      None      None
Maximum Deferred
Sales charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                  None(1),(2)      5.00%     1.00%     None(3)

      ANNUAL FUND OPERATING EXPENSES(4)

(expenses that are deducted
from fund assets)                    CLASS A   CLASS B   CLASS C   CLASS R
----------------------------         -------   -------   -------   -------
Management Fees                       0.85%     0.85%     0.85%     0.85%
Distribution and/or
Service (12b-1) Fees                  0.35      1.00      1.00      0.50
Other Expenses                        0.57      0.57      0.57      0.57
Total Annual Fund
Operating Expenses                    1.77      2.42      2.42      1.92
Fee Waiver(5)                         0.11      0.11      0.11      0.11
Net Annual Fund Operating Expenses    1.66      2.31      2.31      1.81

(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.

(2) If you are a retirement plan participant and you buy $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

(3) If you are a retirement plan participant, you may pay a 0.75% CDSC if the distributor paid a concession to the dealer of record and a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

(4) There is no guarantee that actual expenses will be the same as those shown in the table.

(5) Effective January 1, 2005 through December 31, 2009, the advisor has contractually agreed to waive a portion of its advisory fees. The Fee Waiver reflects this agreement. (See "Fund Management - Advisor Compensation" following.)

If a financial institution is managing your account you may also be charged a transaction or other fee by such financial institution.

      As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

      The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of any contractual fee waivers and/or expense reimbursements. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

            1 YEAR    3 YEARS    5 YEARS    10 YEARS
            ------    -------    -------    --------
Class A     $  709     $1,045     $1,403     $2,471
Class B        734      1,021      1,435      2,547
Class C        334        721      1,235      2,709
Class R        184        569        980      2,193

      You would pay the following expenses if you did not redeem your shares:

            1 YEAR    3 YEARS    5 YEARS    10 YEARS
            ------    -------    -------    --------
Class A     $  709     $1,045     $1,403     $2,471
Class B        234        721      1,235      2,547
Class C        234        721      1,235      2,709
Class R        184        569        980      2,193"

The following information replaces in its entirety the information appearing under the heading FUND MANAGEMENT - ADVISOR COMPENSATION" in the prospectus:

      "During the fiscal year ended December 31, 2003, the advisor received compensation of 0.85% of average daily net assets. The annual management fee payable to the advisor pursuant to the investment` advisory agreement is 0.85% of average daily net assets, based on net asset levels. The advisor has contractually agreed to advisory fee waivers for the period January 1, 2005 to December 31, 2009 as part of its settlement with the Attorney General of New York ("NYAG"). Following are the advisory fee rates before and after January 1, 2005.

    ADVISORY FEE RATES BEFORE             ADVISORY FEE RATES AFTER
      JANUARY 1, 2005 WAIVER                JANUARY 1, 2005 WAIVER
0.85% of average daily net assets        0.745% of the first $250 million
                                           0.73% of the next $250 million
                                           0.715%of the next $500 million
                                           0.70% of the next $1.5 billion
                                          0.685% of the next $2.5 billion
                                           0.67% of the next $2.5 billion
                                          0.655% of the next $2.5 billion
                                    0.64% of the excess over $10 billion"

                          INSTITUTIONAL CLASS SHARES OF

                                AIM BALANCED FUND
                             AIM BASIC BALANCED FUND
                          AIM MID CAP BASIC VALUE FUND
                             AIM PREMIER EQUITY FUND

                      Supplement B dated December 29, 2004
                     to the Prospectus dated April 30, 2004
    as supplemented April 30, 2004, May 3, 2004, May 14, 2004, May 18, 2004,
    July 16, 2004, September 8, 2004, October 12, 2004 and November 23, 2004

This following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE":

      "FEE TABLE

      This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the funds:

      SHAREHOLDER FEES

(fees paid directly from                      BASIC       MID CAP     PREMIER
your investment)                  BALANCED   BALANCED   BASIC VALUE   EQUITY
-----------------------------     --------   --------   -----------   -------
Maximum Sales Charge (Load)
Imposed on Purchases (as a
percentage of offering price)       None       None         None       None
Maximum Deferred Sales Charge
(Load) (as a percentage of
original purchase price or
redemption proceeds, whichever
is less)                            None       None         None       None

      ANNUAL FUND OPERATING EXPENSES(1)

(expenses that are deducted                       BASIC      MID CAP     PREMIER
from fund assets)                    BALANCED    BALANCED  BASIC VALUE    EQUITY
-------------------------------      --------    --------  -----------   -------
Management Fees                        0.52%       0.65%       0.80%       0.63%
Distribution and/or
Service (12b-1) Fees                   None        None        None        None
Other Expenses                         0.61        0.32(2)     0.47(2)     0.09
Total Annual Fund
Operating Expenses                     1.13        0.97(3)     1.27(3)     0.72(4)
Fee Waiver(6)                          0.45(5)     0.03        0.05        0.04
Net Annual Fund Operating Expenses     0.68        0.94        1.22        0.68

(1) There is no guarantee that actual expenses will be the same as those shown in the table.

(2) Other Expenses are based on estimated average net assets for the current fiscal year.

(3) The funds' advisor has voluntarily agreed to waive advisory fees or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) for Basic Balanced's and Mid Cap Basic Value's Class A shares to 1.50% and 1.80%, respectively (e.g., if the advisor waives 0.07% and 0.12% of Class A share expenses for Basic Balanced and Mid Cap Basic Value, respectively, the advisor will also waive 0.07% and 0.12% of Institutional Class share expenses for Basic Balanced and Mid Cap Basic Value, respectively). In determining the Advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limits:
      (i) interest; (ii) taxes; (iii) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), as defined in the Financial Accounting Standard's Board's Generally Accepted Accounting Principles or as approved by the fund's Board of Trustees; (iv) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (v) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. These expense limitation agreements may be modified or discontinued without further notice to investors.

(4) The advisor has voluntarily agreed to waive a portion of the management fees on assets in excess of $5 billion. Total Annual Fund Operating Expenses net of this agreement are 0.71% for Premier Equity. Termination of this agreement requires approval by the Board of Trustees.

(5) The transfer agent has contractually agreed to reimburse class specific transfer agent fees to the extent necessary to limit transfer agent fees to 0.10% of average net assets of the Institutional Class. This expense limitation agreement is in effect through December 31, 2004.

(6) Effective January 1, 2005 through December 31, 2009 the advisor has contractually agreed to waive a portion of its advisory fees. The Fee Waiver reflects this agreement. (See "Fund Management - Advisor Compensation" following.)

If a financial institution is managing your account you may also be charged a transaction or other fee by such financial institution.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the funds with the cost of investing in other mutual funds.

      The example assumes that you invest $10,000 in a fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of any contractual fee waivers and/or expense reimbursements. To the extent fees are waived, and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                        1 YEAR    3 YEARS    5 YEARS    10 YEARS
                        ------    -------    -------    --------
Balanced                $   69     $  314     $  579     $1,334
Basic Balanced              96        300        520      1,174
Mid Cap Basic Value        124        387        670      1,509
Premier Equity              69        218        379        874"

The following information replaces in its entirety the information appearing under the heading FUND MANAGEMENT - ADVISOR COMPENSATION" in the prospectus:

      "During the fiscal year ended December 31, 2003, the advisor received compensation of 0.52%, 0.58%, 0.68%, 0.62% of average daily net assets respectively, of Balanced, Basic Balanced, Mid Cap Basic Value, and Premier Equity average daily net assets. The annual management fee payable to the advisor pursuant to the investment advisory agreement with respect to Basic Balanced, Mid Cap Basic Value and Premier Equity ranges from 0.65% to 0.55%, 0.80% to 0.70% and 0.80% to 0.625% respectively, based on net asset levels. The advisor has
      contractually agreed to advisory fee waivers for the period January 1, 2005 to December 31, 2009 as part of its settlement with the Attorney General of New York ("NYAG"). Following are the advisory fee rates before and after January 1, 2005.

FUND                        ADVISORY FEE RATES BEFORE                ADVISORY FEE RATES AFTER
                             JANUARY 1, 2005 WAIVER                   JANUARY 1, 2005 WAIVER
Basic Balanced
                               0.65% of the first $1 billion        0.62% of the first $250 million
                                0.60% of the next $4 billion        0.605% of the next $250 million
                         0.55% of the excess over $5 billion         0.59% of the next $500 million
                                                                    0.575% of the next $1.5 billion
                                                                     0.56% of the next $2.5 billion
                                                                    0.545% of the next $2.5 billion
                                                                     0.53% of the next $2.5 billion
                                                                     0.515% of the next $10 billion

Mid Cap Basic Value
                               0.80% of the first $1 billion       0.745% of the first $250 million
                                0.75% of the next $4 billion         0.73% of the next $250 million
                         0.70% of the excess over $5 billion        0.715% of the next $500 million
                                                                     0.70% of the next $1.5 billion
                                                                    0.685% of the next $2.5 billion
                                                                     0.67 of the next $2.5  billion
                                                                    0.655% of the next $2.5 billion
                                                               0.64% of the excess over $10 billion

Premier Equity
                             0.80% of the first $150 million        0.75% of the first $150 million
                            0.625% of the next $4.85 billion       0.615% of the next $4.85 billion
                               0.60% of the next $5 billion*         0.57% of the next $2.5 billion
                      0.575% of the excess over $10 billion*        0.545% of the next $2.5 billion
                                                               0.52% of the excess over $10 billion

* After fee waiver. This rate includes AIM's voluntary agreement to waive an amount equal to 0.025% for each $5 billion increment in net assets over $5 billion, up to a maximum of 0.175% on net assets over $35 billion."